Property, Plant and Equipment - Disclosure of Gold Price, Silver Price, Copper price and Exchange Rates Assumptions (Details)	Jun. 30, 2025 $ / oz	Jun. 30, 2025 R / $	Jun. 30, 2025 R / kg	Jun. 30, 2024 $ / oz	Jun. 30, 2024 R / $	Jun. 30, 2024 R / kg	Jun. 30, 2023 $ / oz	Jun. 30, 2023 R / $	Jun. 30, 2023 R / kg
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	3,105		1,792,000	2,258		1,335,000	1,932		1,135,000
Exchange rate (R/USD)		17.95			18.39			18.28
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	2,892		1,639,000	2,173		1,255,000	1,844		1,034,000
Exchange rate (R/USD)		17.63			17.96			17.44
Due between two to three years
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	2,604		1,508,000	2,049		1,209,000	1,725		950,000
Exchange rate (R/USD)		18.01			18.36			17.13
Long term year four onwards
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	2,237		1,334,000	1,772		1,040,000	1,582		825,000
Exchange rate (R/USD)		18.54			18.26			16.22